Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2014
Fair Values of Derivative Financial Instruments

The following table summarizes the fair values of derivative financial instruments as of March 31, 2013 and 2014:

	Yen in millions
	March 31,
	2013	2014
Derivative assets
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	10,769	1,254
Investments and other assets - Other	39,569	36,572

Total	50,338	37,826

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	27,731	23,182
Investments and other assets - Other	139,419	159,644

Total	167,150	182,826

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	7,340	7,052
Investments and other assets - Other	—	—

Total	7,340	7,052

Total derivative assets	224,828	227,704
Counterparty netting	(69,177)	(85,331)
Collateral received	(89,630)	(78,554)

Carrying value of derivative assets	66,021	63,819

Derivative liabilities
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Other current liabilities	(2,554)	(1,442)
Other long-term liabilities	(143)	—

Total	(2,697)	(1,442)

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Other current liabilities	(37,133)	(32,569)
Other long-term liabilities	(122,420)	(132,161)

Total	(159,553)	(164,730)

Foreign exchange forward and option contracts
Other current liabilities	(36,087)	(9,468)
Other long-term liabilities	(5)	(5)

Total	(36,092)	(9,473)

Total derivative liabilities	(198,342)	(175,645)
Counterparty netting	69,177	85,331
Collateral posted	17,300	61,680

Carrying value of derivative liabilities	(111,865)	(28,634)

Notional Amounts of Derivative Financial Instruments

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2013 and 2014:

	Yen in millions
	March 31,
	2013		2014
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	235,219	12,689,774	151,704	15,135,193
Foreign exchange forward and option contracts	—	2,104,048	—	1,965,611

Total	235,219	14,793,822	151,704	17,100,804

Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statements of income for the years ended March 31, 2012, 2013 and 2014:

	Yen in millions
	For the years ended March 31,
	2012		2013		2014
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments - Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	(1,354)	2,999	(23,965)	24,738	(2,719)	3,106

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	35,834	—	(24,204)	—	199	—
Foreign exchange gain (loss), net	(28)	—	1,617	—	(2,862)	—
Foreign exchange forward and option contracts
Cost of financing operations	(3,815)	—	(4,572)	—	20,333	—
Foreign exchange gain (loss), net	53,272	—	(49,239)	—	(930)	—